Financial instruments and related disclosures - Summary of External Credit Exposure (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 2,590	£ 1,942
US Treasury and Treasury repo only money market funds	300	155
Liquidity funds	980	839
Government securities	21	42
Third-party financial derivatives	110	130
Total	4,001	3,108
AAA/Aaa
Disclosure of external credit grades [line items]
Bank balances and deposits	0	0
US Treasury and Treasury repo only money market funds	300	155
Liquidity funds	980	839
Government securities	0	0
Third-party financial derivatives	0	0
Total	1,280	994
AA/Aa
Disclosure of external credit grades [line items]
Bank balances and deposits	36	28
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	21	42
Third-party financial derivatives	0	0
Total	57	70
A/A
Disclosure of external credit grades [line items]
Bank balances and deposits	2,450	1,815
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third-party financial derivatives	110	130
Total	2,560	1,945
BBB/Baa
Disclosure of external credit grades [line items]
Bank balances and deposits	80	55
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third-party financial derivatives	0	0
Total	80	55
BB+/Ba1 and below/unrated
Disclosure of external credit grades [line items]
Bank balances and deposits	24	44
US Treasury and Treasury repo only money market funds	0	0
Liquidity funds	0	0
Government securities	0	0
Third-party financial derivatives	0	0
Total	£ 24	£ 44